Vessels, net (Details) $ in Thousands	9 Months Ended
Dec. 31, 2021 USD ($)
Accumulated Depreciation
Depreciation for the period	$ (354)
Net Book Value
Depreciation for the period	(354)
Net Book Value at the end	45,728
Vessels
Vessel cost
Vessels contributed by DSI	46,040
Additions and improvements	42
Vessel cost at the end	46,082
Accumulated Depreciation
Depreciation for the period	(354)
Accumulated depreciation at the end	(354)
Net Book Value
Vessels contributed by DSI	46,040
Additions and improvements	42
Depreciation for the period	(354)
Net Book Value at the end	$ 45,728